Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses And Other Current Liabilities
1 1 .	Accrued Expenses and Other Current Liabilities
Components of accrued expenses and other current liabilities are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Accrued marketing and customer service expenses(1)	87,071	124,785
Payable related to mutual aid plans and medical crowdfunding(2)	121,561	57,838
Payroll and welfare payable	184,903	222,146
Tax payable	22,020	23,312
Payable related to services fee	43,889	51,516
Refund liability	10,145	66,625
Others	29,163	37,901

Total	498,752	584,123

(1)	Amount represents the accrued channel cost and customer service expense payable to third-party companies.
(2)
Amount represents the fund collected through the third-party external payment network providers that have not transferred to the custodian bank and the accrued payable for medical expense and one-year
health insurance related to termination of mutual aid. The accrued payable for medical expense and one-year
health insurance related to termination of mutual aid as of the year ended December 31, 2021 and 2022 are RMB 71,609 and RMB 27,675, respectively. See note
6
 for disclosure related to fund receivable from third-party external payment network providers.